UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Bernstein International Equity Portfolio

Annual Report

December 31, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Bernstein International Equity Portfolio

After stellar returns in 2006, global equity returns were generally more muted in 2007 amid fears that turmoil in the credit markets would spill over into the real economy. The glaring exception was emerging markets, which posted strong gains. In the fourth quarter, the MSCI EAFE Index fell 1.8% in US dollars, trimming its gain for the year to 11.2%. The Portfolio underperformed its benchmark for the year, returning 6.26% net of fees. The most significant detractors for the year were our financial holdings, including Japan’s ORIX, Royal Bank of Scotland and HBOS in the UK. Our underweight of the consumer staples sector, and our overweight of the finance sector, also detracted from performance. The contributors for the full year were led by industrial commodities holdings, including steel producers Posco and ArcelorMittal. Oil company Petrobras was also a top contributor. Valuation spreads are beginning to widen after a lengthy period of spread compression. If this trend continues, we may see greater opportunities to raise the Portfolio’s concentration in undervalued industries and companies.

	MAXIM BERNSTEIN INTERNATIONAL EQUITY	MSCI EAFE GD
	BALANCE	BALANCE

	10,000.00	10,000.00
1998	9,500.00	12,033.00
1999	12,341.45	15,318.01
2000	12,543.85	13,185.33
2001	11,234.27	10,388.72
2002	9,209.86	8,761.85
2003	12,464.62	12,193.42
2004	14,814.20	14,717.22
2005	17,291.13	16,779.84
2006	23,490.01	21,286.40
2007	24,960.48	23,762.01

Maxim Bernstein International Equity Portfolio

Total Return –

One Year:	6.26%
Five Year:	22.07%
Ten Year:	9.58%

Portfolio Inception: 12/1/93

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Bernstein International Equity Portfolio, made at its inception, with the performance of the MSCI EAFE Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Bernstein International Equity Portfolio (the “Portfolio”) one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Bernstein International Equity Portfolio of the Maxim Series Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

February 28, 2008

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended
December 31, 2007 and 2006

Maxim Bernstein International Equity Portfolio

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2007

ASSETS:
Investments in securities, market value (1)	$349,148,876
Cash denominated in foreign currencies (2)	1,795,321
Margin deposits	143,802
Dividends receivable	924,591
Subscriptions receivable	482,015
Receivable for investments sold	1,932,632

Total assets	354,427,237

LIABILITIES:
Due to investment adviser	341,646
Redemptions payable	4,042,884
Payable for investments purchased	474,895
Payable to custodian	66,036
Variation margin on futures contracts	31,314

Total liabilities	4,956,775

NET ASSETS	$349,470,462

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,600,884
Additional paid-in capital	276,736,520
Net unrealized appreciation on investments and futures contracts	63,639,549
Overdistributed net investment income	(1,784,585)
Accumulated net realized gain on investments and futures contracts	8,278,094

NET ASSETS	$349,470,462

NET ASSET VALUE PER OUTSTANDING SHARE	$13.44
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	26,008,843

(1) Cost of investments in securities:	$285,545,419
(2) Cost of cash denominated in foreign currencies:	1,760,366

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
Interest	$386,150
Dividends	11,898,902
Foreign withholding tax	(1,268,978)

Total income	11,016,074

EXPENSES:
Audit fees	18,529
Bank and custodial fees	208,836
Investment administration	141,387
Management fees	3,684,959
Other expenses	54,171

Total expenses	4,107,882

Less amount reimbursed by investment adviser	23,813

Net expenses	4,084,069

NET INVESTMENT INCOME	6,932,005

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	50,542,294
Net realized gain on futures contracts	1,072,389
Change in net unrealized appreciation on investments	(34,954,480)
Change in net unrealized appreciation on futures contracts	(221,497)

Net realized and unrealized gain on investments	16,438,706

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,370,711

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2007 AND 2006

	2007	2006

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$6,932,005	$5,948,926
Net realized gain on investments	50,542,294	46,430,189
Net realized gain on futures contracts	1,072,389	404,795
Net realized loss on forward foreign currency contracts		(303,394)
Change in net unrealized appreciation on investments	(34,954,480)	49,375,853
Change in net unrealized appreciation on futures contracts	(221,497)	169,239

Net increase in net assets resulting from operations	23,370,711	102,025,608

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,370,799)	(9,177,002)
From net realized gains	(44,208,812)	(47,878,303)

Total distributions	(49,579,611)	(57,055,305)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	137,359,792	138,811,454
Reinvestment of distributions	49,579,611	57,055,305
Redemptions of shares	(182,061,825)	(203,975,618)

Net increase (decrease) in net assets resulting from share transactions	4,877,578	(8,108,859)

Total increase (decrease) in net assets	(21,331,322)	36,861,444

NET ASSETS:
Beginning of period	370,801,784	333,940,340

End of period (1)	$349,470,462	$370,801,784

OTHER INFORMATION:

SHARES:
Sold	8,923,948	9,382,438
Issued in reinvestment of distributions	3,709,513	3,910,569
Redeemed	(11,822,705)	(14,108,089)

Net increase (decrease)	810,756	(815,082)

(1) Including overdistributed net investment income	$(1,784,585)	$(3,374,051)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$14.72	$12.84	$13.72	$11.77	$8.80

Income from Investment Operations

Net investment income	0.29	0.33	0.24	0.17	0.13
Net realized and unrealized gain	0.60	4.20	2.03	2.04	2.97

Total Income From Investment Operations	0.89	4.53	2.27	2.21	3.10

Less Distributions

From net investment income	(0.23)	(0.43)	(0.27)	(0.17)	(0.13)
From net realized gains	(1.94)	(2.22)	(2.88)	(0.09)

Total Distributions	(2.17)	(2.65)	(3.15)	(0.26)	(0.13)

Net Asset Value, End of Period	$13.44	$14.72	$12.84	$13.72	$11.77

Total Return	6.26%	35.85%	16.72%	18.85%	35.34%

Net Assets, End of Period ($000)	$349,470	$370,802	$333,940	$286,314	$244,976

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.12%	1.12%	1.10%	1.12%	1.13%
- After Reimbursement #	1.11%	1.12%	1.10%	1.11%	1.12%

Ratio of Net Investment Income to Average Net Assets:
- Before Reimbursement	1.88%	1.82%	1.23%	1.29%	1.53%
- After Reimbursement #	1.88%	1.81%	1.23%	1.30%	1.54%

Portfolio Turnover Rate	37.63%	36.08%	105.51%	25.51%	21.91%

#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2007

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Bernstein International Equity Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2007 were $3,258,979, $4,744,334 and 1.36%, respectively.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact, if any, that the adoption of FAS 157 will have on its financial statements

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including and Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Portfolio adopted the provisions of FAS 159 on January 1, 2008. The adoption had no impact on the financial statements.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.20% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $177,200 for the year ended December 31, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $131,084,182 and $159,571,740, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2007, the U.S. Federal income tax cost basis was $287,330,003. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $73,105,473 and gross depreciation of securities in which there was an excess of tax cost over value of $11,286,600 resulting in net appreciation of $61,818,873.

5.	FUTURES CONTRACTS

As of December 31, 2007, the Portfolio had 24 open FTSE 100 long futures contracts. The contracts expire in March 2008 and the Portfolio has recorded unrealized appreciation of $1,137.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

	2007	2006

Distributions paid from:
Ordinary income	$7,825,664	$36,395,951
Long-term capital gain	41,753,947	20,659,354

	$49,579,611	$57,055,305

          As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$105,343
Undistributed capital gains	8,173,887

Net accumulated earnings	8,279,230

Net unrealized appreciation on investments	61,818,873
Net unrealized appreciation on foreign currency	34,955
Capital loss carryforwards	0
Post-October losses	0

Total distributable tax basis earnings	$70,133,058

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due passive foreign investment companies. For the year ended December 31, 2007 the Portfolio reclassified $28,260 from accumulated net realized gain on investment to overdistributed net investment income. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7.	TAX INFORMATION (unaudited)

The Portfolio intends to pass through foreign tax credits of $998,818 and has derived gross income from sources within foreign countries amounting to $10,900,084.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2007, 0% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE — 1.37%
481,200	BAE Systems PLC	4,767,842
		$4,767,842

AIRLINES — 1.86%
49,400	Air France - KLM	1,737,021
178,100	Deutsche Lufthansa AG #	4,744,334
		$6,481,355

AUTO PARTS & EQUIPMENT — 1.25%
46,900	Hyundai Mobis*	4,369,083
		$4,369,083

AUTOMOBILES — 4.97%
709,100	Nissan Motor Co Ltd	7,807,304
67,400	Renault SA	9,559,592
		$17,366,896

BROADCAST/MEDIA — 0.48%
22,500	Lagardere SCA	1,687,245
		$1,687,245

BUILDING MATERIALS — 0.77%
72,000	Buzzi Unicem SpA	1,992,719
32,600	Italcementi SpA	697,308
		$2,690,027

CHEMICALS — 4.70%
76,000	BASF AG	11,268,267
321,500	Mitsubishi Chemical Holdings Corp	2,469,203
407,000	Mitsui Chemicals Inc	2,674,108
		$16,411,578

COMPUTER HARDWARE & SYSTEMS — 1.05%
543,000	Fujitsu Ltd	3,660,019
		$3,660,019

COMPUTER SOFTWARE & SERVICES — 0.53%
624,200	Deutsche Bank London AG/Asustek Computer Inc (warrants)*	1,835,148
		$1,835,148

ELECTRIC COMPANIES — 5.20%
35,200	E.ON AG	7,492,680
33,280	RWE AG	4,671,082
232,100	Tokyo Electric Power Co Inc	6,004,288
		$18,168,050

ELECTRONIC INSTRUMENTS & EQUIPMENT — 4.66%
108,416	AU Optronics Corp ADR	2,081,587
1,104,974	Citigroup Global Markets Holdings Inc/
	AU Optronics Corp (warrants)	2,044,202
361,000	Sharp Corp	6,495,189
756,000	Toshiba Corp	5,664,163
		$16,285,141

ELECTRONICS - SEMICONDUCTOR — 3.24%
8,130,095	Deutsche Bank AG London/
	United Microelectronics (warrants)*	5,024,399
109,400	Hynix Semiconductor Inc*	3,032,883
5,460	Samsung Electronics Co Ltd	3,243,160
		$11,300,442

FINANCIAL SERVICES — 3.58%
106,500	Credit Suisse Group	6,406,086
35,610	Orix Corp	6,085,082
		$12,491,168

FOOD & BEVERAGES — 1.06%
205,900	Associated British Foods PLC	3,686,740
		$3,686,740

FOREIGN BANKS — 22.40%
85,800	BNP Paribas SA	9,310,461
369,700	Bank Leumi Le-Israel	1,796,152
582,700	Barclays PLC	5,846,023
194,040	Credit Agricole SA	6,544,882
59,400	Deutsche Bank AG (registered)*	7,764,025
205,600	Fortis	5,413,770
509,120	HBOS PLC	7,453,972
48,300	Kookmin Bank*	3,560,387
829,800	Mitsubishi UFJ Financial Group Inc	7,776,938
1,015,022	Royal Bank of Scotland Group PLC	8,971,052
43,795	Societe Generale	6,334,546
994	Sumitomo Mitsui Financial Group Inc	7,447,326
		$78,219,534

GOLD, METALS & MINING — 9.32%
35,100	Antofagasta PLC	503,066
100,124	ArcelorMittal	7,761,414
125,800	Companhia Vale do Rio Doce sponsored ADR*	3,519,884
144,500	JFE Holdings Inc	7,321,040
126,600	Kazakhmys PLC	3,450,024
6,500	POSCO	3,992,842
84,990	Xstrata PLC	6,005,942
		$32,554,212

INSURANCE RELATED — 9.78%
43,800	Allianz SE	9,474,407
431,962	Aviva PLC	5,786,894
64,700	Fondiaria - Sai SpA	2,667,573
273,500	ING Groep NV	10,696,558
28,500	Muenchener Rueckver AG (registered)	5,539,410
		$34,164,842

OIL & GAS — 10.82%
2,888,000	China Petroleum & Chemical Corp	4,363,075
229,900	Eni SpA	8,419,953
43,200	LUKOIL sponsored ADR	3,650,400
21,600	Petro-Canada*	1,165,127
43,100	Petroleo Brasileiro SA ADR	4,147,082
38,100	Repsol YPF SA	1,358,068
167,800	Royal Dutch Shell PLC	7,053,306
108,600	StatoilHydro ASA	3,380,093
50,900	Total SA	4,229,202
		$37,766,306

PAPER & FOREST PRODUCTS — 0.95%
221,300	Stora Enso OYJ Class R*	3,313,175
		$3,313,175

PHARMACEUTICALS — 3.15%
52,900	AstraZeneca Group PLC	2,277,889
101,600	Glaxosmithkline PLC	2,586,719
66,600	Sanofi-Aventis	6,132,532
		$10,997,140

RETAIL — 1.08%
269,400	Koninklijke Ahold NV	3,753,647
		$3,753,647

TELEPHONE & TELECOMMUNICATIONS — 4.97%
1,745,000	China Netcom Group Corp ( Hong Kong) Ltd	5,247,935
626	Nippon Telegraph & Telephone Corp	3,132,382
2,403,912	Vodafone Group PLC	8,986,676
		$17,366,993

TRANSPORTATION — 1.59%
245,000	Mitsui OSK Lines Ltd	3,127,333
306,000	Nippon Yusen Kabushiki Kaisha	2,432,332
		$5,559,665

TOTAL COMMON STOCK — 98.78%		$344,896,248
(Cost $281,292,791)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

4,253,000	Federal Home Loan Bank	4,252,628
	3.190% January 2, 2008

TOTAL SHORT-TERM INVESTMENTS — 1.22%		$4,252,628
(Cost $4,252,628)

TOTAL MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO — 100%		$349,148,876
(Cost $285,545,419)

Legend

* Non-income Producing Security

# Security is registered pursuant to Rule 144A and may be deemed restricted for resale.

ADR – American Depository Receipt

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Attached Summary of Investments by Country.

See Notes to Financial Statements.

MAXIM SERIES FUND, INC. MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO SUMMARY OF INVESTMENTS BY COUNTRY DECEMBER 31, 2007 UNAUDITED

Country	Value ($)	% of Portfolio Investments

Belgium	$5,413,770	1.55%
Brazil	7,666,966	2.20%
Canada	1,165,127	0.33%
China	4,363,075	1.25%
Finland	3,313,175	0.95%
France	45,535,481	13.04%
Germany	50,954,205	14.59%
Hong Kong	5,247,935	1.50%
Israel	1,796,152	0.51%
Italy	13,777,553	3.95%
Japan	72,096,707	20.66%
Korea	18,198,355	5.21%
Luxembourg	7,068,601	2.02%
Netherlands	22,211,619	6.36%
Norway	3,380,093	0.97%
Russia	3,650,400	1.05%
Spain	1,358,068	0.39%
Switzerland	6,406,086	1.83%
Taiwan	3,916,735	1.12%
United Kingdom	67,376,145	19.30%
United States	4,252,628	1.22%

	$349,148,876	100.00%

Summary of Investments by Country

Maxim Bernstein International Equity Portfolio
December 31, 2007
Unaudited

		% of Portfolio
Country	Value ($)	Investments
Belgium	5,413,770	1.55%
Brazil	7,666,966	2.20%
Canada	1,165,127	0.33%
China	4,363,075	1.25%
Finland	3,313,175	0.95%
France	45,535,481	13.04%
Germany	50,954,205	14.59%
Hong Kong	5,247,935	1.50%
Israel	1,796,152	0.51%
Italy	13,777,553	3.95%
Japan	72,096,707	20.66%
Korea	18,198,355	5.21%
Luxembourg	7,068,601	2.02%
Netherlands	22,211,619	6.36%
Norway	3,380,093	0.97%
Russia	3,650,400	1.05%
Spain	1,358,068	0.39%
Switzerland	6,406,086	1.83%
Taiwan	3,916,735	1.12%
United Kingdom	67,376,145	19.30%
United States	4,252,628	1.22%
	$ 349,148,876	100%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Bernstein International Equity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 953.38	$ 5.47

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,019.61	$ 5.65

*Expenses are equal to the Portfolio's annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (64)	Director	December 14, 2007 to present	Attorney, Klapper Law Firm	31
Richard P. Koeppe (76)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (68)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

*William T. McCallum (65)	Director, Chairman and President	June 1, 2000 to present

Chairman, First Great-West Life & Annuity Insurance Company. Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (52)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations for The Canada Life Assurance Company, and the United States Operations for Crown Life Insurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (61)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations of The Canada Life Assurance Company and the United States Operations of Crown Life Insurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.

*Beverly A. Byrne (52)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Chief Legal Officer and Secretary, FASCore, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., One Orchard Equities, Inc. and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Richard P. Koeppe	$64,000	0	0	$64,000
Sanford Zisman	$64,000	0	0	$64,000

** As of December 31, 2007, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $278,850 for fiscal year 2006 and $296,425 for fiscal year 2007.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2006 and $37,500 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $147,360 for fiscal year 2006 and $128,905 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2006 equaled $436,000, and for fiscal year 2007 equaled $640,700.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 20, 2008